Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 4 - COMMITMENTS AND CONTINGENCIES

Microbot Israel obtained from the Israeli Innovation Authority (“IIA”) grants for participation in research and development for the years 2013 through September 30, 2018 in the total amount of approximately $1,310 and, in return, Microbot Israel is obligated to pay royalties amounting to 3% of its future sales up to the amount of the grant. The grant is linked to the exchange rate of the dollar to the New Israeli Shekel and bears interest of Libor per annum.

The repayment of the grants is contingent upon the successful completion of the Company’s research and development programs and generating sales. The Company has no obligation to repay these grants, if the project fails, is unsuccessful or aborted or if no sales are generated. The financial risk is assumed completely by the Government of Israel. The grants are received from the Government on a project-by-project basis.

Microbot Israel signed an agreement with the Technion Research and Development Foundation (“TRDF”) in June 2012 by which TRDF transferred to Microbot Israel a global, exclusive, royalty-bearing license. As partial consideration for the license, Microbot Israel shall pay TRDF royalties on net sales (between 1.5%-3%) and on sublicense income as detailed in the agreement.

Lease Agreements

In December 2016, the Company entered into car lease agreements, which will end on December 31, 2019. According to the lease agreement, the monthly car lease payment is approximately $2.5.

In January 2018, the Company entered into an office lease agreement in the U.S., with a term ending on December 31, 2021. According to the lease agreement, the monthly office lease payment is approximately $4.

In May 2017, the Company entered into an office lease agreement IN Israel effective from February 1, 2018, with a term ending on December 31, 2020. According to the lease agreement, the monthly office lease payment is approximately $14.

Compensation Liability

The Company incurred compensation commitments of approximately $400 to a former executive that management estimates as remote that this amount will ever be paid out and therefore is not reflected in these consolidated financial statements.

Contract Research Agreement

On January 27, 2017, the Company entered into a Contract Research Agreement (the “Research Agreement”) with The Washington University (“Washington U.”), pursuant to which the parties are collaborating to determine the effectiveness of the Company’s self-cleaning shunt.

The study in Washington U. includes several phases. The first phase (initial research) was completed. The parties are in the final stage of planning the next phase, including the related various costs. Pursuant to the Research Agreement, all rights, title and interest in the data, information and results obtained or arrived at by Washington U. in the performance of its services under the Research Agreement, as well as any patentable inventions obtained or arrived at in the performance of such services, will be jointly owned by the Company and Washington U., and each will have full right to practice and grant licenses in joint inventions. Additionally, Washington U. granted to the Company: (a) a non-exclusive, worldwide, royalty-free, fully paid-up, perpetual and irrevocable license to use and practice patentable inventions (other than joint inventions and improvements to Washington U.’s animal models) obtained or arrived at by Washington U. in the provision of its services under the Research Agreement (“University Inventions”) with respect to the self-cleaning shunt; and (b) an exclusive option to obtain an exclusive worldwide license in University Inventions, on terms to be negotiated between the parties.

Litigation

The Company is named as the defendant in a lawsuit, captioned Sabby Healthcare Master Fund Ltd. and Sabby Volatility Warrant Master Fund Ltd., Plaintiffs, against Microbot Medical Inc., Defendant, pending in the Supreme Court of the State of New York, County of New York. The complaint alleges, among other things, that the Company breached multiple representations and warranties contained in the Securities Purchase Agreement (the “SPA”) related to the June 8, 2017 equity financing of the Company (the “Financing”), of which the Plaintiffs participated. The complaint seeks rescission of the SPA and return of the Plaintiffs’ $3,375 purchase price with respect to the Financing, and damages in an amount to be determined at trial, but alleged to exceed $1 million. On August 3, 2018, both Plaintiffs and the Company filed motions for summary judgment. On September 27, 2018, the Court heard oral argument on the parties’ respective summary judgment motions. After oral argument, the Court denied Plaintiffs’ motion in its entirety from the bench. On September 28, 2018, the Court issued a decision granting the Company’s motion for summary judgment regarding Plaintiffs’ claim for monetary damages and denying the Company’s motion for summary judgment on Plaintiffs’ claim for rescission, finding that there were material questions of fact that would need to be resolved at trial. A trial date has not been set.

Management is unable to assess the likelihood of the claim and the amount of potential damages, if any, to be awarded. Management believes that the claims made against it are without merit and intends to vigorously defend itself against these claims.

Tolling and Standstill Agreement

On April 4, 2018, the Company entered into a Tolling and Standstill Agreement (the “Tolling Agreement”) with Empery Asset Master, Ltd., Empery Tax Efficient LP, Empery Tax Efficient II LP, and Hudson Bay Master Fund, Ltd., the other investors in the Financing (the “Other Investors”). Pursuant to the Tolling Agreement, among other things, (a) the Other Investors agree not to bring any claims against the Company arising out of the Matter, (b) the parties agree that if the Company reaches an agreement to settle the claims asserted by the Sabby Funds in the above suit, the Company will provide the same settlement terms on a pro rata basis to the Other Investors, and the Other Investors will either accept same or waive all of their claims and (c) the parties froze in time the rights and privileges of each party as of the effective date of the Tolling Agreement, until (i) an agreement to settle the suit is executed; (ii) a judgment in the suit is obtained; or (iii) the suit is otherwise dismissed with prejudice.

Agreement with CardioSert Ltd.

On January 4, 2018, Microbot Israel entered into an agreement with CardioSert Ltd. (“CardioSert”) to acquire certain patent-protected technology owned by CardioSert (the “Technology”).

Pursuant to the Agreement, Microbot Israel made an initial payment of $50 to CardioSert and has 90-days to elect to complete the acquisition. At the end of the 90-day period, at Microbot Israel’s sole option, CardioSert shall assign and transfer the Technology to Microbot Israel and Microbot Israel shall pay to CardioSert additional amounts and securities as determined in the agreement.

On April 10, 2018, Microbot delivered an Exercise Notice to CardioSert Ltd., notifying it that Microbot elected to exercise the option to acquire the Technology owned by CardioSert and therefore made an additional cash payment of $250 and 6,738 (100,000 common shares before the Reverse Split) common shares estimated of $74. (see note 5).

The agreement may be terminated by Microbot Israel at any time for convenience upon 90-days’ notice. The agreement may be terminated by CardioSert in case the first commercial sale does not occur by the third anniversary of the date of signing of the agreement except if Microbot Israel has invested more than $2,000 in certain development stages, or the first commercial sale does not occur within 50 months. In each of the above termination events, or in case of breach by Microbot Israel, CardioSert shall have the right to buy back the Technology from Microbot Israel for $1.00, upon 60 days prior written notice, but only 1 year after such termination. Additionally, the agreement may be terminated by either party upon breach of the other (subject to cure).

CardioSert agreed to assist Microbot Israel in the development of the Technology for a minimum of one year, for a monthly consultation fee of NIS 40,000 covering up to 60 consulting hours per month.

Agreement with Simon Sharon

Effective as of April 1, 2018, the Company hired Simon Sharon to replace its former Vice President of R&D. Pursuant to the terms thereof, among other things, Mr. Sharon is entitled to options to purchase 10,000 shares (150,000 shares before the Reverse Split) of the Company’s common stock, subject and pursuant to the Company’s 2017 Equity Incentive Plan.

NOTE 8 - COMMITMENTS AND CONTIGENCIES

Microbot Israel obtained from the Israeli Innovation Authority (“IIA”) grants for participation in research and development for the years 2013 through December 31, 2017 in the total amount of approximately $1,183 and, in return, Microbot Israel is obligated to pay royalties amounting to 3% of its future sales up to the amount of the grant. The grant is linked to the exchange rate of the dollar to the New Israeli Shekel and bears interest of Libor per annum.

The repayment of the grants is contingent upon the successful completion of the Company’s research and development programs and generating sales. The Company has no obligation to repay these grants, if the project fails, is unsuccessful or aborted or if no sales are generated. The financial risk is assumed completely by the Government of Israel. The grants are received from the Government on a project-by-project basis.

Microbot Israel signed an agreement with the Technion Research and Development Foundation (“TRDF”) in June 2012 by which TRDF transferred to Microbot Israel a global, exclusive, royalty-bearing license. As partial consideration for the license, Microbot Israel shall pay TRDF royalties on net sales (between 1.5%-3%) and on sublicense income as detailed in the agreement.

Lease Agreements:

In June 2016, the Company entered into an office lease agreement, with a term ending on February 28, 2018. According to the lease agreement, the monthly office lease payment is approximately $3.

In December 2016, the Company entered into a cars lease agreement, which will end on December 31, 2019. According to the lease agreement, the monthly car lease payment is approximately $2.5.

In May 2017, the Company entered into an office lease agreement effective from February 1, 2018, with a term ending on December 31, 2020. According to the lease agreement, the monthly office lease payment is approximately $14

Compensation liability

The Company incurred compensation commitments of approximately $400 to a former executive that management estimates as remote that this amount will ever be paid out and therefore is not reflected in these consolidated financial statements.

Contract Research Agreement

On January 27, 2017, the Company entered into a Contract Research Agreement (the “Research Agreement”) with The Washington University (“Washington U.”), pursuant to which the parties will collaborate to determine the effectiveness of the Company’s self-cleaning shunt.

The study in WU includes several phases. The first phase (initial research) was completed. The parties are in the final stage of planning the next phase, including the related various costs. Pursuant to the Research Agreement, all rights, title and interest in the data, information and results obtained or arrived at by Washington U. in the performance of its services under the Research Agreement, as well as any patentable inventions obtained or arrived at in the performance of such services, will be jointly owned by the Company and Washington U., and each will have full right to practice and grant licenses in joint inventions. Additionally, Washington U. granted to the Company: (a) a non-exclusive, worldwide, royalty-free, fully paid-up, perpetual and irrevocable license to use and practice patentable inventions (other than joint inventions and improvements to Washington U.’s animal models) obtained or arrived at by Washington U. in the provision of its services under the Research Agreement (“University Inventions”) with respect to the self-cleaning shunt; and (b) an exclusive option to obtain an exclusive worldwide license in University Inventions, on terms to be negotiated between the parties.

Litigation

The Company is named as the defendant in a lawsuit, captioned Sabby Healthcare Master Fund Ltd. and Sabby Volatility Warrant Master Fund Ltd., Plaintiffs, against Microbot Medical Inc., Defendant, pending in the Supreme Court of the State of New York, County of New York. The complaint alleges, among other things, that the Company breached multiple representations and warranties contained in the Securities Purchase Agreement (the “SPA”) related to the June 8, 2017 equity financing of the Company (the “Financing”), of which the Plaintiffs participated. The complaint seeks rescission of the SPA and return of the Plaintiffs’ $3,375 purchase price with respect to the Financing, and damages in an amount to be determined at trial, but alleged to exceed $1 million. The parties presently are engaged in discovery.

Management is unable to assess the likelihood of the claim and the amount of potential damages, if any, to be awarded. Management believes that the claims made against it are without merit and intends to vigorously defend itself against these claims.

See Note 16 – Subsequent Events, below.